Pensions and other post-employment benefits - Fair values of defined benefit pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair values of the assets and liabilities
Recognised on the balance sheet	£ (121)	£ (136)
Included in post-employment benefits assets	36	25
Included in post-employment benefits obligations	(157)	(161)
Pension defined benefit plans [member]
Fair values of the assets and liabilities
Listed equities	181	204
Property	71	70
Listed bonds	320	260
Insurance contracts	72	72
Other assets	46	22
Fair value of assets	661	594
Present value of scheme obligations	(697)	(646)
Recognised on the balance sheet	(36)	(52)
Included in post-employment benefits assets	36	25
Included in post-employment benefits obligations	(72)	(77)
Actual return/(loss) on plan assets	49	(125)
Pension defined benefit plans [member] | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	690	628
Pension defined benefit plans [member] | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(29)	(34)
Pension defined benefit plans [member] | Germany
Fair values of the assets and liabilities
Listed equities	53	48
Listed bonds	56	49
Insurance contracts	23	26
Other assets	1
Fair value of assets	133	123
Present value of scheme obligations	(184)	(185)
Recognised on the balance sheet	(51)	(62)
Included in post-employment benefits obligations	(51)	(62)
Actual return/(loss) on plan assets	11	(19)
Pension defined benefit plans [member] | Germany | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	133	123
Pension defined benefit plans [member] | Switzerland
Fair values of the assets and liabilities
Listed equities	76	81
Property	71	70
Listed bonds	91	80
Insurance contracts	49	46
Other assets	31	8
Fair value of assets	289	251
Present value of scheme obligations	(289)	(251)
Actual return/(loss) on plan assets	16	(36)
Pension defined benefit plans [member] | Switzerland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	318	285
Pension defined benefit plans [member] | Switzerland | Effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	(29)	(34)
Pension defined benefit plans [member] | Ireland
Fair values of the assets and liabilities
Listed equities	47	69
Listed bonds	154	110
Other assets	2	2
Fair value of assets	203	181
Present value of scheme obligations	(174)	(163)
Recognised on the balance sheet	29	18
Included in post-employment benefits assets	29	18
Actual return/(loss) on plan assets	20	(67)
Pension defined benefit plans [member] | Ireland | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	203	181
Pension defined benefit plans [member] | Rest of World
Fair values of the assets and liabilities
Listed equities	5	6
Listed bonds	19	21
Other assets	12	12
Fair value of assets	36	39
Present value of scheme obligations	(50)	(47)
Recognised on the balance sheet	(14)	(8)
Included in post-employment benefits assets	7	7
Included in post-employment benefits obligations	(21)	(15)
Actual return/(loss) on plan assets	2	(3)
Pension defined benefit plans [member] | Rest of World | Plan assets before effect of asset ceiling
Fair values of the assets and liabilities
Fair value of assets	£ 36	£ 39